Schedule of Reconciliation of Income Taxes (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Income (loss) before tax	$ (630,984)	$ 3,193,160
Statutory tax rate	26.50%	26.50%
Expected income tax benefit (expense)	$ (167,211)	$ 672,497
Permanent differences	175,184
Employee stock compensation	228,000
Share issuance costs		90,248
Goodwill impairment loss	1,086,572
Adjustment to prior years provision versus statutory tax return tax returns	723,780	(153,137)
Changes in statutory, foreign tax, foreign exchange rates and other	(29,344)	367,410
Change in unrecognized temporary differences	929,179	(25,844)
Total income tax expense (recovery)	2,946,160	951,174
Current tax expense	2,961,662	951,174
Deferred tax expense (recovery)	(15,502)
Total income tax expense	$ 2,946,160	$ 951,174